Related party balances and transactions - Principal transactions (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)
Related party balances and transactions
Intangible assets other than goodwill	$ 491,033		$ 8,566,656	$ 7,648,417	$ 9,267,111
Technical assistance fees	7,954	$ 150,108	172,610	135,074
Administrative services	28,754	542,664	563,151	587,917
Major maintenance provision	15,489	292,324	248,636	291,038
Interest income	$ 9,073	171,236	194,091	127,290
Related parties
Related party balances and transactions
Technical assistance fees		150,108	172,610	135,074
Administrative services		38,251	68,807	66,783
Lease's revenues		72	258
Related parties | Industrial warehouse
Related party balances and transactions
Capital Investment		43,599	94,938	46,172
Related parties | Platform
Related party balances and transactions
Major maintenance provision			46,889	10,405
Related parties | Runway
Related party balances and transactions
Major maintenance provision		310	226
Related parties | Terminal
Related party balances and transactions
Iimprovements to concessioned assets		$ 553,405	306,665	$ 210,098
Related parties | Rain channel
Related party balances and transactions
Iimprovements to concessioned assets			$ 5,956